Fair value of financial instruments not carried at fair value - Estimated fair value of the financial instruments not carried at fair value (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial assets:
Cash and central bank balances	€ 131,899	€ 164,659
Interbank balances (without central banks)	8,546	6,962
Central bank funds sold and securities purchased under resale agreements	44,138	37,509
Securities borrowed	6	6
Loans	489,960	478,214
Financial liabilities:
Deposits	700,894	694,580
Central bank funds purchased and securities sold under repurchase agreements	3,691	4,177
Securities loaned	2	2
Other short-term borrowings	24,850	18,204
Long-term debt	111,352	114,754
Trust preferred securities	283	283
Carrying value
Financial assets:
Cash and central bank balances	131,899	164,659
Interbank balances (without central banks)	8,546	6,962
Central bank funds sold and securities purchased under resale agreements	44,138	37,509
Securities borrowed	6	6
Loans	489,960	478,214
Other financial assets	177,564	158,129
Financial liabilities:
Deposits	700,894	694,580
Central bank funds purchased and securities sold under repurchase agreements	3,691	4,177
Securities loaned	2	2
Other short-term borrowings	24,850	18,204
Other financial liabilities	131,562	123,451
Long-term debt	111,352	114,754
Trust preferred securities	283	283
Fair value
Financial assets:
Cash and central bank balances	131,899	164,659
Interbank balances (without central banks)	8,546	6,962
Central bank funds sold and securities purchased under resale agreements	44,154	37,535
Securities borrowed	6	6
Loans	475,840	466,128
Other financial assets	176,823	157,433
Financial liabilities:
Deposits	700,664	694,445
Central bank funds purchased and securities sold under repurchase agreements	3,691	4,173
Securities loaned	2	2
Other short-term borrowings	24,853	18,211
Other financial liabilities	131,562	123,451
Long-term debt	112,133	115,463
Trust preferred securities	€ 292	€ 297